Debt - Table summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt
Long-term debt, gross	$ 95,000	$ 80,046
Less: unamortized debt issuance costs and original issue discount	(579)
Long-term Debt	94,421	80,046
Less: current portion of long-term debt		(46)
Long-term debt, net	94,421	80,000
Repurchase Promissory Note
Debt
Long-term debt, gross	15,000	15,000
Term Loan Facility
Debt
Long-term debt, gross	65,000	65,000
Unsecured Promissory Note
Debt
Long-term debt, gross	$ 15,000
Other
Debt
Long-term debt, gross		$ 46